Trade and Other Receivables - Trade and other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020		Dec. 31, 2019
Trade and Other Receivables [Line Items]
Gross amount	₩ 10,126,268		₩ 10,038,021
Allowance for doubtful accounts	(341,369)		(326,914)
Present value discount	(4,860)		(7,358)
Trade and other receivables	9,780,039		9,703,749
Current assets
Trade and Other Receivables [Line Items]
Gross amount	8,170,521		7,939,830
Allowance for doubtful accounts	(250,516)		(236,084)
Present value discount	(1,535)		(2,294)
Trade and other receivables	7,918,470		7,701,452
Current assets | Trade receivables
Trade and Other Receivables [Line Items]
Gross amount	7,370,923		7,147,683
Allowance for doubtful accounts	(208,184)		(208,505)
Present value discount	0		0
Trade and other receivables	7,162,739		6,939,178
Current assets | Other receivables
Trade and Other Receivables [Line Items]
Gross amount	799,598		792,147
Allowance for doubtful accounts	(42,332)		(27,579)
Present value discount	(1,535)		(2,294)
Trade and other receivables	755,731		762,274
Current assets | Non-trade receivables
Trade and Other Receivables [Line Items]
Gross amount	441,031		376,438
Allowance for doubtful accounts	(37,062)		(27,201)
Present value discount	0		0
Trade and other receivables	403,969		349,237
Current assets | Accrued income
Trade and Other Receivables [Line Items]
Gross amount	38,956		68,921
Allowance for doubtful accounts	0		0
Present value discount	0		0
Trade and other receivables	38,956		68,921
Current assets | Deposits
Trade and Other Receivables [Line Items]
Gross amount	239,011		273,887
Allowance for doubtful accounts	0		0
Present value discount	(1,535)		(2,294)
Trade and other receivables	237,476		271,593
Current assets | Finance lease receivables
Trade and Other Receivables [Line Items]
Gross amount	57,084	[1]	60,304	[2]
Allowance for doubtful accounts	(365)		(378)
Present value discount	0		0
Trade and other receivables	56,719		59,926
Current assets | Others
Trade and Other Receivables [Line Items]
Gross amount	23,516		12,597
Allowance for doubtful accounts	(4,905)		0
Present value discount	0		0
Trade and other receivables	18,611		12,597
Non-current assets
Trade and Other Receivables [Line Items]
Gross amount	1,955,747		2,098,191
Allowance for doubtful accounts	(90,853)		(90,830)
Present value discount	(3,325)		(5,064)
Trade and other receivables	1,861,569		2,002,297
Non-current assets | Trade receivables
Trade and Other Receivables [Line Items]
Gross amount	227,261		338,261
Allowance for doubtful accounts	(806)		(4,254)
Present value discount	0		(382)
Trade and other receivables	226,455		333,625
Non-current assets | Other receivables
Trade and Other Receivables [Line Items]
Gross amount	1,728,486		1,759,930
Allowance for doubtful accounts	(90,047)		(86,576)
Present value discount	(3,325)		(4,682)
Trade and other receivables	1,635,114		1,668,672
Non-current assets | Non-trade receivables
Trade and Other Receivables [Line Items]
Gross amount	215,136		196,821
Allowance for doubtful accounts	(80,451)		(78,654)
Present value discount	0		0
Trade and other receivables	134,685		118,167
Non-current assets | Accrued income
Trade and Other Receivables [Line Items]
Gross amount	834		2,222
Allowance for doubtful accounts	0		0
Present value discount	0		0
Trade and other receivables	834		2,222
Non-current assets | Deposits
Trade and Other Receivables [Line Items]
Gross amount	364,855		338,989
Allowance for doubtful accounts	0		0
Present value discount	(3,325)		(4,682)
Trade and other receivables	361,530		334,307
Non-current assets | Finance lease receivables
Trade and Other Receivables [Line Items]
Gross amount	1,065,982	[3]	1,118,537	[4]
Allowance for doubtful accounts	(625)		(484)
Present value discount	0		0
Trade and other receivables	1,065,357		1,118,053
Non-current assets | Others
Trade and Other Receivables [Line Items]
Gross amount	81,679		103,361
Allowance for doubtful accounts	(8,971)		(7,438)
Present value discount	0		0
Trade and other receivables	₩ 72,708		₩ 95,923

[1]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of KRW 105,127 million.
[2]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of KRW 112,789 million.
[3]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of KRW 1,087,559 million.
[4]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of KRW 1,218,934 million.